Property, Plant and Equipment (Tables)	12 Months Ended
Jan. 31, 2019
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Schedule of Company's Property, Plant and Equipment

The Company’s property, plant and equipment were as follows, as at:

	Tooling	Equipment	Building	Land	Total
January 31, 2019
Cost	$844.8	$757.9	$353.0	$48.0	$2,003.7
Accumulated depreciation	552.4	409.8	136.4	—	1,098.6
Carrying amount	$292.4	$348.1	$216.6	$48.0	$905.1

January 31, 2018
Cost	$744.6	$628.4	$311.8	$45.5	$1,730.3
Accumulated depreciation	489.2	354.5	119.8	—	963.5
Carrying amount	$255.4	$273.9	$192.0	$45.5	$766.8

February 1, 2017
Cost	$703.3	$563.1	$291.1	$45.5	$1,603.0
Accumulated depreciation	480.8	341.4	107.6	—	929.8
Carrying amount	$222.5	$221.7	$183.5	$45.5	$673.2

Schedule of Changes in Property, Plant and Equipment

The following table explains the changes in property, plant and equipment during the year ended January 31, 2019:

	Carrying amount as at January 31, 2018	Additions [a]	Business combinations	Disposals	Depreciation	Effect of foreign currency exchange rate changes	Carrying amount as at January 31, 2019 [b]
Tooling	$255.4	$119.4	$0.4	$(0.1)	$(83.2)	$0.5	$292.4
Equipment	273.9	127.6	4.9	(0.3)	(57.7)	(0.3)	348.1
Building	192.0	29.1	9.5	—	(15.1)	1.1	216.6
Land	45.5	0.8	0.6	—	—	1.1	48.0
Total	$766.8	$276.9	$15.4	$(0.4)	$(156.0)	$2.4	$905.1

[a] Government assistance of $1.2 million has been recorded against the additions.

[b] Leased equipment of $4.7 million and leased building of $2.6 million are included in the carrying amount.

The following table explains the changes in property, plant and equipment during the year ended January 31, 2018:

	Carrying amount as at February 1, 2017 [a]	Additions [b]	Business combinations	Disposals	Depreciation	Effect of foreign currency exchange rate changes	Carrying amount as at January 31, 2018 [c]
Tooling	$222.5	$99.6	$—	$—	$(71.0)	$4.3	$255.4
Equipment	221.7	94.2	—	(0.1)	(46.4)	4.5	273.9
Building	183.5	21.1	—	—	(13.8)	1.2	192.0
Land	45.5	—	—	—	—	—	45.5
Total	$673.2	$214.9	$—	$(0.1)	$(131.2)	$10.0	$766.8

[a] Leased equipment of $7.4 million and leased building of $3.1 million are included in the carrying amount.

[b] Government assistance of $0.4 million has been recorded against the additions.

[c] Leased equipment of $6.0 million and leased building of $2.8 million are included in the carrying amount.